Accumulated Other Comprehensive Income and Other Components of Equity (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Accumulated Other Comprehensive Income

As at December 31, 2017 and 2018, the details of the Controlling Company’s accumulated other comprehensive income are as follows:

(In millions of Korean won)	December 31, 2017		December 31, 2018
Changes in investments in associates and joint ventures	￦	(735)	￦	(871)
Loss on derivatives valuation		(3,463)		(30,474)
Gain on valuation of financial assets at fair value through other comprehensive income		—		96,704
Gain of valuation on available-for-sale		52,673		—
Exchange differences on translation for foreign operations		(17,490)		(15,201)

Total	￦	30,985	￦	50,158

Summary of Changes in Accumulated Other Comprehensive Income

Changes in accumulated other comprehensive income for the years ended December 31, 2017 and 2018, are as follows:

	2017
(In millions of Korean won)	Beginning		Increase/ decrease		Reclassification to gain or loss		Ending
Changes in investments in associates and joint ventures	￦	(10,883)	￦	10,148	￦	—	￦	(735)
Gain or loss on derivatives valuation		(34,309)		(111,083)		141,929		(3,463)
Gain or loss of valuation on available-for-sale		54,106		54,017		(55,450)		52,673
Exchange differences on translation for foreign operations		(10,346)		(7,144)		—		(17,490)

Total	￦	(1,432)	￦	(54,062)	￦	86,479	￦	30,985

	2018
(In millions of Korean won)	Beginning		Changes in accounting policy		Increase/ decrease		Reclassification to gain or loss		Ending
Changes in investments in associates and joint ventures	￦	(735)	￦	—	￦	(136)	￦	—	￦	(871)
Gain or loss on derivatives valuation		(3,463)		—		17,268		(44,279)		(30,474)
Gain on valuation of financial assets at fair value through other comprehensive income		52,673		17,741		26,290		—		96,704
Exchange differences on translation for foreign operations		(17,490)		—		2,289		—		(15,201)

Total	￦	30,985	￦	17,741	￦	45,711	￦	(44,279)	￦	50,158

Summary of Other Components of Equity

The Group’s other components of equity as at December 31, 2017 and 2018, are as follows:

(In millions of Korean won)	December 31, 2017		December 31, 2018
Treasury stock[1]	￦	(853,108)	￦	(830,874)
Gain or loss on disposal of treasury stock[2]		873		(12,251)
Share-based payments		6,483		5,956
Others[3]		(359,550)		(343,914)

Total	￦	(1,205,302)	￦	(1,181,083)

1	During the year ended December 31, 2018, the Group acquired treasury stock of 847,620 and disposed of 895,333 treasury shares.
2	The amount directly reflected in equity is ￦5,410 million (2017: ￦653 million) for the year ended December 31, 2018.
3	Profit or loss incurred from transactions with non-controlling interest and investment difference incurred from change in proportion of subsidiaries are included.

Summary of Treasury Stock

As at December 31, 2017 and 2018, the details of treasury stock are as follows:

	December 31, 2017		December 31, 2018
Number of shares (in shares)		16,014,753		15,967,040
Amounts (In millions of Korean won)	￦	853,108	￦	830,874